COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Accounts payable and accrued expenses
Accounts payable:	2021	2020
Related parties (1)	$1,393,668	$1,339,352
General operating	4,348,499	3,965,135
Accrued interest on debt (2)	1,479,146	1,328,939
Credit card balances	173,104	173,972
Accrued payroll and other expenses	308,331	296,590
Taxes and fees payable	641,555	641,012
Unfavorable lease liability	90,861	121,140
Total	$8,435,163	$7,866,140

Accounts payable:	2020	2019
Related parties (1)	$1,339,352	$1,141,213
General operating	3,965,135	3,342,952
Accrued interest on debt (2)	1,328,939	793,470
Credit card balances	173,972	183,279
Accrued payroll and other expenses	296,590	207,108
Taxes and fees payable	641,012	633,357
Unfavorable lease liability	121,140	242,256
Total	$7,866,140	$6,543,635

Maturity of lease liabilities
2021	$2,694,827
2022	1,799,060
2023	1,252,941
2024	935,504
2025	588,217
Thereafter	150,783
Total operating lease liabilities	7,421,332
Amount representing interest	(1,054,066)
Total net present value	$6,367,266

Future minimum lease payments
2021	$864,025
2022	10,780
2023	---
2024	---
2025	---
Thereafter	---
Total financing lease liabilities	874,805
Amount representing interest	(35,233)
Total future payments (1)(2)	$839,572

____________________

(1)	Included is a Telecom Equipment Lease is with an entity owned and controlled by shareholders of the Company and was due August 31, 2020, as amended.

(2)	Also included are leases under Xroads Equipment Agreements with a third party that allows the Company to pay between $10,780 and $11,288 per month, including interest, starting between November 16, 2020 and February 22, 2021 for eleven months with a $1 value acquisition price at the termination of the leases.

2021	$2,790,694
2022	1,545,075
2023	1,002,903
2024	668,474
2025	354,398
Thereafter	93,242
Total operating lease liabilities	6,454,785
Amount representing interest	(899,111)
Total net present value	$5,555,674

2021	$864,025
2022	10,780
2023	---
2024	---
2025	---
Thereafter	---
Total financing lease liabilities	874,805
Amount representing interest	(35,233)
Total future payments (1)(2)	$839,572

Shares to be issued
2020
Convertible Promissory Notes	129,822,592
Series A Preferred Stock (1)	1,258,081,214
Series B Preferred Stock	2,588,693
Series D Preferred Stock (2)	4,067,328
Stock Options and Warrants	3,333,333
1,397,893,160

Convertible Promissory Notes	175,316,748
Series A Preferred Stock (1)	1,243,987,624
Series B Preferred Stock	2,588,693
Stock Options and warrants	4,333,333
1,426,226,398